Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Antidilutive Securities Included from Computation of Earnings Per Share, Amount	2,765,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	526,124	1,643,758	2,188,624
Edison Nation Holdings, LLC [Member]
Antidilutive Securities Included from Computation of Earnings Per Share, Amount	990,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	160,492	990,000	990,000
Convertible Shares Under Notes Payable[Member]
Antidilutive Securities Included from Computation of Earnings Per Share, Amount	550,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		285,632	285,632
Warrants for Noteholders [Member]
Antidilutive Securities Included from Computation of Earnings Per Share, Amount	800,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	80,000		50,000
Restricted Stock Units [Member]
Antidilutive Securities Included from Computation of Earnings Per Share, Amount	210,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	285,632
Shares to be Issued [Member]
Antidilutive Securities Included from Computation of Earnings Per Share, Amount	215,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		12,500
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		65,626	160,492
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		290,000	80,000
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			210,000
Shares to be Issued to Consultants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			412,500